Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Stock-Based Compensation

12. Stock-Based Compensation

2013 Equity Incentive Plan

The Company’s 2013 Equity Incentive Plan (the “Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards and other stock-based awards to employees, officers, directors and non-employees of the Company. Per the initial terms of the Plan, up to 2,852,300 shares of common stock may be issued.

At March 31, 2021 and December 31, 2020, shares of common stock that may be issued under the 2013 Plan were 325,991,899 and 305,491,899, respectively . As of March 31, 2021 and December 31, 2020, 5,272,079 shares and 2,592,202 shares, respectively, remained available for future grant under the 2013 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2013 Plan. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for future grants.

The 2013 Plan is administered by the Board of Directors or, at the discretion of the Board of Directors, by a committee of the Board of Directors. The exercise prices, vesting and other restrictions are determined at the discretion of the Board of Directors, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of the stock option may not be greater than ten years. Stock options granted to employees, officers, members of the Board of Directors and non-employees typically vest over a four-year period. The Company’s Board of Directors values the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

During the three months ended March 31, 2021, the Company granted to employees, officers, directors, and non-employees options to purchase 17,130,123 shares of common stock. For the three months ended March 31, 2020, there were no options granted by the Company.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	Three Months Ended
	March 31,
	2021	2020
Risk-free interest rate	0.5%	N/A
Expected term (in years)	4.58	N/A
Expected volatility	23.9%	N/A
Expected dividend yield	0.0%	N/A

The following tables summarize the Company’s stock option and restricted stock units, (“RSUs”), activity since December 31, 2020 (in thousands, except for share and per share data):

Stock Options

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Granted	17,130,123	0.16	9.78	49,335
Exercised	4,137,451	0.11	6.72	12,123
Forfeited	75,000	0.16	—	216
Outstanding as of March 31, 2021	62,597,226	$0.15	8.60	$169,734

Vested and expected to vest as of March 31, 2021	62,597,226	$0.15	8.60	$169,734
Options exercisable as of March 31, 2021	22,901,452	$0.13	7.36	$66,545

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

The intrinsic value of stock options exercised during the three months ended March 31, 2021 and 2020 was $12.1 million and less than $0.1 million, respectively.

The weighted average grant-date fair value per share of stock options granted during the three months ended March 31, 2021 and 2020 was $0.5 and $0, respectively.

Restricted Stock Units

	Number of	Grant Date
	Shares	Fair Value
Outstanding as of December 31, 2020	—	—
Granted	765,000	$3.04
Vested	—	—
Cancelled	—	—
Outstanding as of March 31, 2021	765,000	$3.04

Warrants to Non-Employee Service Provider

In January 2021, in connection with a Business Development Agreement entered into with Finback Evolv II, LLC (“Finback BDA ”) , the Company issued a warrant to Finback for the purchase of 6,756,653 shares of common stock at an exercise price of $0.16 per share (the “2021 Finback Common Stock Warrants”). The 2021 Finback Common Stock Warrants vest upon meeting certain sales as defined in the agreement and expires in January 2030. The warrants will be accounted for under ASC 718 as the warrants will vest upon certain performance conditions being met.

The Company utilized Black-Scholes pricing model to determine the grant-date fair value of the 2021 Finback Common Stock Warrants granted. The assumptions used is presented in the following table:

Risk-free interest rate	0.4%
Expected term (in years)	3.0
Expected volatility	23.9%
Expected dividend yield	0.0%

On the date of issuance, the total value of the 2021 Finback Common Stock Warrants were valued as $19.6 million.

As of March 31, 2021, 278,337 shares of the 2021 Finback Common Stock Warrants were exercisable at a total aggregate intrinsic value of $0.8 million. The remaining 6,478,316 shares of the 2021 Finback Common Stock Warrants are unvested and have a total aggregate intrinsic value of $18.8 million. As of March 31, 2021, none of the 2021 Finback Common Stock Warrants were exercised. The Company will recognize compensation expense for the 2021 Finback warrants when warrants become vested based on meeting the certain sales criteria. During the three months ended March 31, 2021, the Company recorded $0.8 million of stock-based compensation expense within sales and marketing expense for the 2021 Finback warrants.

Stock-Based Compensation

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended
	March 31,
	2021	2020
Cost of revenue	$5	$2
Sales and marketing	933	21
General and administrative	94	19
Research and development	50	20
Total stock-based compensation expense	$1,082	$62

Stock-based compensation expense was classified by award type in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended
	March 31,
	2021	2020
Stock options	$203	$62
Warrants	807	—
Restricted stock units	72	—
Total stock-based compensation expense	$1,082	$62

Total unrecognized compensation expense related to unvested stock options and unvested restricted stock units as of March 31, 2021 was $3.9 million, which is expected to be recognized over weighted average period of 1.5 years.

11.     Stock-Based Compensation

2013 Equity Incentive Plan

The Company’s 2013 Equity Incentive Plan (the “Plan”) provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards and other stock-based awards to employees, officers, directors and non-employees of the Company. Per the initial terms of the Plan, up to 2,852,300 shares of common stock may be issued.

At December 31, 2020 and 2019, shares of common stock that may be issued under the 2013 Plan was 305,491,899 and 300,000,000, respectively . As of December 31, 2020 and 2019, 2,592,202 shares and 26,019,446 shares, respectively, remained available for future grant under the 2013 Plan. Shares that are expired, forfeited, canceled or otherwise terminated without having been fully exercised will be available for future grant under the 2013 Plan. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for future grants.

The 2013 Plan is administered by the Board of Directors or, at the discretion of the Board of Directors, by a committee of the Board of Directors. The exercise prices, vesting and other restrictions are determined at the discretion of the Board of Directors, or its committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of the stock option may not be greater than ten years. Stock options granted to employees, officers, members of the Board of Directors and non-employees typically vest over a four-year period. The Company’s Board of Directors values the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

During the years ended December 31, 2020 and 2019, the Company granted to employees, officers, directors, and non-employees options to purchase 24,558,325 shares and 10,015,850 shares, respectively, of common stock.

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	Year Ended December 31,
	2020	2019
Risk-free interest rate	0.4%	2.5%
Expected term (in years)	5.68	5.95
Expected volatility	31.4%	27.9%
Expected dividend yield	0.0%	0.0%

Stock Options

The following table summarizes the Company’s stock option activity since December 31, 2019 (in thousands, except for share and per share data):

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
			(in years)
Outstanding as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Granted	24,558,325	0.16	9.63	—
Exercised	(3,236,374)	0.14	6.60	75
Forfeited	(1,131,081)	0.15	—	14
Outstanding as of December 31, 2020	49,679,554	$0.14	8.24	$1,073

Vested and expected to vest as of December 31, 2019	29,488,684	$0.12	7.90	$1,149
Options exercisable as of December 31, 2019	15,663,415	$0.11	7.28	$817
Vested and expected to vest as of December 31, 2020	49,679,554	$0.14	8.24	$1,073
Options exercisable as of December 31, 2020	26,519,727	$0.12	7.12	$1,224

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

The intrinsic value of stock options exercised during the years ended December 31, 2020 and 2019 was $0.3 million and less than $0.1 million, respectively.

The weighted average grant-date fair value per share of stock options granted during the year ended December 31, 2020 and 2019 was $0.5 and $0.5, respectively.

Stock-Based Compensation

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$10	$2
Sales and marketing	104	170
General and administrative	370	74
Research and development	178	18
Total stock-based compensation expense	$662	$264

As of December 31, 2020, total unrecognized compensation expense related to unvested stock options held by employees and directors was $1.0 million and $0.5 million, respectively, which is expected to be recognized over weighted average period of 1.2 years and 1.0 years, respectively.